INVESCO INTERNATIONAL FUNDS, INC.

         Supplement to Investor Class Prospectus dated February 15, 2000

The name of INVESCO International Blue Chip Fund is changed to INVESCO International Blue Chip Value Fund. All references in this Prospectus to INVESCO International Blue Chip Fund are hereby deleted and substituted with INVESCO International Blue Chip Value Fund.

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

      EUROPEAN FUND
      Management Fee                                        0.70%
      Distribution and Service (12b-1) Fees(1)              0.25%
      Other Expenses(2)(3)                                  0.62%
                                                            -----
      Total Annual Fund Operating Expenses(2)(3)            1.62%
                                                            =====

      INTERNATIONAL BLUE CHIP VALUE FUND
      Management Fee                                        0.75%
      Distribution and Service (12b-1) Fees(1)              0.25%
      Other Expenses(2)(3)(4)                               1.65%
                                                            -----
      Total Annual Fund Operating Expenses(2)(3)(4)         2.65%
                                                            =====

      LATIN AMERICAN GROWTH FUND
      Management Fee                                        0.75%
      Distribution and Service (12b-1) Fees(1)              0.25%
      Other Expenses(2)(3)(4)                               2.74%
                                                            -----
      Total Annual Fund Operating Expenses(2)(3)(4)         3.74%
                                                            =====

      PACIFIC BASIN FUND
      Management Fee                                        0.75%
      Distribution and Service (12b-1) Fees(1)              0.25%
      Other Expenses(2)(3)(4)                               1.64%
                                                            -----
      Total Annual Fund Operating Expenses(2)(3)(4)         2.64%
                                                            =====

      (1)Because the Funds pay 12b-1 distribution fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

      (2)Each Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.
      (3)The expense information presented in the table has been restated from the financials to reflect a change in the administrative services and transfer agency fees.
      (4)Certain expenses of International Blue Chip Value, Latin American Growth and Pacific Basin Funds were absorbed voluntarily by INVESCO and the applicable sub-adviser in order to ensure that expenses for European Fund, International Blue Chip Value Fund, Latin American Growth Fund and Pacific Basin Fund do not exceed 2.00% of each Fund's average net assets pursuant to commitments between those Funds and INVESCO and/or the applicable subadviser. These commitments may be changed at any time following consultation with the board of directors. After absorption, International Blue Chip Value Fund's Other Expenses and Total Annual Fund Operating Expenses were 1.10% and 2.10%, respectively, of the Fund's average net assets; Latin American Growth Fund's Other Expenses and Total Annual Fund Operating Expenses were 1.20% and 2.20%, respectively, of the Fund's average net assets; and Pacific Basin Fund's Other Expenses and Total Annual Fund Operating Expenses were 1.12% and 2.12%, respectively, of the Fund's average net assets.

The section of the Prospectus entitled "Fees And Expenses - Example" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's operating expenses remained the same. Although the actual costs and performance of a Fund may be higher or lower, based on these assumptions your costs would have been:

                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
      European Fund                       $  165    $   511   $   881   $1,922
      International Blue Chip Value Fund  $  268    $   823   $ 1,405   $2,983
      Latin American Growth Fund          $  376    $ 1,143   $ 1,930   $3,984
      Pacific Basin Fund                  $  267    $   820   $ 1,400   $2,973

The section of the Funds' Prospectus entitled "How To Buy Shares" is amended to add the following sentence at the end of the third paragraph:

      If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund
      - Investor Class, a series of INVESCO Money Market Funds, Inc.

This Supplement supercedes the Supplement dated April 1, 2000.

The date of this Supplement is June 1, 2000.

                        INVESCO INTERNATIONAL FUNDS, INC.

            Supplement to Class C Prospectus dated February 15, 2000

The name of INVESCO International Blue Chip Fund is changed to INVESCO International Blue Chip Value Fund. All references in this Prospectus to INVESCO International Blue Chip Fund are hereby deleted and substituted with INVESCO International Blue Chip Value Fund.

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED
      FROM FUND ASSSETS

      EUROPEAN FUND - CLASS C
      Management Fee                                  0.70%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.67%
                                                      -----
      Total Annual Fund Operating Expenses(2)         2.37%
                                                      =====

      INTERNATIONAL BLUE CHIP VALUE FUND -
        CLASS C
      Management Fee                                  0.75%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               1.65%
                                                      -----
      Total Annual Fund Operating Expenses(2)         3.40%
                                                      =====

      LATIN AMERICAN GROWTH FUND -
        CLASS C
      Management Fee                                  0.75%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               2.74%
                                                      -----
      Total Annual Fund Operating Expenses(2)         4.49%
                                                      =====

      PACIFIC BASIN FUND - CLASS C
      Management Fee                                  0.75%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               1.64%
                                                      -----
      Total Annual Fund Operating Expenses(2)         3.39%
                                                      =====


      (1)Because the Funds pay 12b-1 distribution fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
      (2)Based on estimated expenses for the current fiscal year which may be more or less than actual expenses. Actual expenses are not provided because the Funds' Class C shares were not offered until February 15, 2000. Certain expenses of the Funds will be absorbed voluntarily by INVESCO and the applicable sub-adviser in order to ensure that expenses for European Fund - Class C, International Blue Chip Value Fund - Class C, Latin American Growth Fund - Class C and Pacific Basin Fund Class C do not exceed 2.75% of each Fund's average net assets attributable to Class C shares pursuant to commitments between those Funds and INVESCO and/or the applicable subadviser. These commitments may be changed at any time following consultation with the board of directors. After absorption, International Blue Chip Value Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending October 31, 2000 are estimated to be 1.10% and 2.85%, respectively, of the Fund's average net assets attributable to Class C shares; Latin American Growth Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending October 31, 2000 are estimated to be 1.20% and 2.95%, respectively, of the Fund's average net assets attributable to Class C shares; and Pacific Basin Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending October 31, 2000 are estimated to be 1.12% and 2.87%, respectively, of the Fund's average net assets attributable to Class C shares.

The section of the Prospectus entitled "Fees And Expenses - Examples" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Examples assume that you invested $10,000 in Class C shares of a Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of each period. The second Example assumes you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that a Fund's Class C shares' operating expenses remained the same. Although the actual costs and performance of a Fund's Class C shares may be higher or lower, based on these assumptions your costs would have been:

      IF SHARES ARE REDEEMED                           1 YEAR      3 YEARS    5 YEARS   10 YEARS
      European Fund - Class C                          $  340      $   739    $1,265    $2,706
      International Blue Chip Value Fund -  Class C    $  443      $ 1,045    $1,769    $3,685
      Latin American Growth Fund - Class C             $  550      $ 1,357    $2,274    $4,606
      Pacific Basin Fund - Class C                     $  442      $ 1,042    $1,765    $3,676

      IF SHARES ARE NOT REDEEMED                       1 YEAR      3 YEARS    5 YEARS   10 YEARS
      European Fund - Class C                          $  240      $   739    $1,265    $2,706
      International Blue Chip Value Fund -  Class C    $  343      $ 1,045    $1,769    $3,685
      Latin American Growth Fund - Class C             $  450      $ 1,357    $2,274    $4,606
      Pacific Basin Fund - Class C                     $  342      $ 1,042    $1,765    $3,676

The date of this Supplement is June 1, 2000.

                        INVESCO INTERNATIONAL FUNDS, INC.

                Supplement to Statement of Additional Information
                             dated February 15, 2000


The section of the Statement of Additional Information entitled "Management of the Funds Transfer Agency Agreement" is amended to (1) delete the first sentence of the second paragraph and (2) substitute the following in its place:

      The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. Prior to June 1, 2000, this fee was $20.00.

The date of this Supplement is June 1, 2000.